Vanguard® International Core Stock Fund
Schedule of Investments (unaudited)
As of December 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (97.8%)
Australia (1.2%)
	Stockland	10,650,380	40,607
	ANZ Group Holdings Ltd.	1,647,432	39,831
			80,438
Belgium (2.9%)
	KBC Group NV	701,628	91,377
*	Argenx SE	78,888	66,545
	UCB SA	142,763	39,778
			197,700
Brazil (1.3%)
	Ambev SA	21,203,506	53,372
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	1,625,720	39,136
			92,508
Canada (7.0%)
	Nutrien Ltd.	1,616,431	99,774
	Barrick Mining Corp.	2,111,388	91,975
*	Shopify Inc. Class A	489,741	78,855
	Lundin Mining Corp.	3,014,503	64,790
	Sun Life Financial Inc.	947,130	59,124
	ARC Resources Ltd.	2,958,274	55,499
	iA Financial Corp. Inc.	301,998	39,127
			489,144
China (7.6%)
	Tencent Holdings Ltd.	2,042,235	156,728
	Alibaba Group Holding Ltd.	6,883,062	126,380
	Trip.com Group Ltd.	892,061	63,962
	NAURA Technology Group Co. Ltd. Class A	731,507	48,050
[1]	Fuyao Glass Industry Group Co. Ltd. Class H	5,503,200	47,568
	Contemporary Amperex Technology Co. Ltd. Class A	899,440	47,295
	Yum China Holdings Inc.	790,332	37,421
			527,404
Denmark (1.3%)
[2]	AP Moller - Maersk A/S Class B	40,267	92,395
France (7.0%)
	Engie SA	3,115,579	81,844
	Cie de Saint-Gobain SA	750,338	76,303
	Legrand SA	500,688	74,434
	Accor SA	1,301,173	73,356
	Orange SA	4,138,243	69,053
	Cie Generale des Etablissements Michelin SCA	1,716,978	56,911
	Societe Generale SA	693,874	55,860
			487,761
Germany (5.3%)
	E.ON SE	4,281,196	81,064
	SAP SE	286,985	69,728
	Heidelberg Materials AG	267,194	69,272
	Talanx AG	419,862	55,774
	Rheinmetall AG	30,316	55,308
	QIAGEN NV	768,820	34,964
			366,110
Hong Kong (2.0%)
	AIA Group Ltd.	7,781,810	80,099
	Hong Kong Exchanges & Clearing Ltd.	1,151,219	60,233
			140,332
Hungary (0.8%)
	OTP Bank Nyrt.	483,389	51,831
India (4.4%)
	HDFC Bank Ltd.	7,259,184	80,191

		Shares	Market Value ($000)
	Mahindra & Mahindra Ltd.	1,719,809	71,027
	Apollo Hospitals Enterprise Ltd.	553,263	43,386
	ICICI Bank Ltd.	2,779,391	41,598
	Larsen & Toubro Ltd.	865,595	39,340
[1]	Lodha Developers Ltd.	2,719,909	32,158
			307,700
Ireland (1.7%)
	AIB Group plc	5,822,280	62,242
	Ryanair Holdings plc	1,642,263	56,621
			118,863
Israel (1.5%)
	Bank Leumi Le-Israel BM	3,243,425	71,478
*	Wix.com Ltd.	315,576	32,785
			104,263
Italy (1.3%)
	FinecoBank Banca Fineco SpA	3,429,287	88,851
Japan (13.5%)
	FANUC Corp.	2,589,800	100,784
	Recruit Holdings Co. Ltd.	1,573,000	88,389
	Mitsui Fudosan Co. Ltd.	7,620,173	86,598
	Mitsubishi Electric Corp.	2,885,800	84,141
	Shin-Etsu Chemical Co. Ltd.	2,222,400	69,030
	Mizuho Financial Group Inc.	1,835,000	66,967
	Otsuka Holdings Co. Ltd.	1,175,340	66,476
	Pan Pacific International Holdings Corp.	11,151,200	66,427
	Resona Holdings Inc.	6,197,700	58,988
	Kansai Electric Power Co. Inc.	3,570,500	56,074
	Toyota Tsusho Corp.	1,586,900	53,509
	Nomura Research Institute Ltd.	1,364,100	51,910
	MS&AD Insurance Group Holdings Inc.	2,066,600	48,518
	Asahi Group Holdings Ltd.	4,044,300	42,392
			940,203
Mexico (0.7%)
	America Movil SAB de CV Class B	47,716,164	49,366
Netherlands (2.0%)
	ASML Holding NV	129,811	139,874
Norway (1.1%)
	Equinor ASA	3,261,354	76,909
Other (2.1%)
[3]	Vanguard FTSE Developed Markets ETF	2,277,980	142,305
Russia (0.0%)
*,4	Magnit PJSC	31,141	—
Saudi Arabia (0.8%)
	Saudi National Bank	5,610,668	56,623
Singapore (2.5%)
	DBS Group Holdings Ltd.	1,975,437	86,533
*	Grab Holdings Ltd. Class A	9,797,524	48,890
	Singapore Telecommunications Ltd.	10,918,700	38,630
			174,053
South Korea (3.7%)
	Samsung Electronics Co. Ltd.	1,505,219	126,160
	SK hynix Inc.	205,758	93,183
	KB Financial Group Inc.	462,435	39,809
			259,152
Sweden (1.3%)
	Volvo AB Class B	2,814,464	89,569
Switzerland (3.9%)
	UBS Group AG (Registered)	2,558,876	118,155
	Cie Financiere Richemont SA (Registered) Class A	383,988	82,807

			Shares	Market Value ($000)
		Galderma Group AG	345,207	70,296
				271,258
Taiwan (6.2%)
		Taiwan Semiconductor Manufacturing Co. Ltd.	6,237,309	306,609
		MediaTek Inc.	1,956,988	88,858
		Uni-President Enterprises Corp.	15,585,170	38,214
				433,681
United Arab Emirates (0.7%)
		Emaar Properties PJSC	13,426,621	51,243
United Kingdom (13.5%)
		AstraZeneca plc	683,935	126,568
		Shell plc	3,278,514	120,821
		GSK plc	3,492,070	85,616
		Lloyds Banking Group plc	64,403,906	85,188
		Tesco plc	14,164,034	84,231
		Glencore plc	15,193,199	83,056
		Next plc	391,840	72,138
		Rolls-Royce Holdings plc	4,415,369	68,287
		Reckitt Benckiser Group plc	783,954	63,437
		Prudential plc	3,962,101	60,949
		Anglo American plc	1,072,529	44,362
		BT Group plc	17,199,504	42,611
				937,264
United States (0.5%)
*		MercadoLibre Inc.	17,155	34,555
Total Common Stocks (Cost $5,603,635)				6,801,355
Preferred Stocks (0.9%)
		Itau Unibanco Holding SA Preference Shares (Cost $56,449)	8,576,913	61,298
		Coupon
Temporary Cash Investments (1.4%)
Money Market Fund (1.4%)
[5,6]	Vanguard Market Liquidity Fund (Cost $97,681)	3.780%	976,809	97,681
Total Investments (100.1%) (Cost $5,757,765)				6,960,334
Other Assets and Liabilities—Net (-0.1%)				(3,942)
Net Assets (100%)				6,956,392
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, the aggregate value was $79,726, representing 1.1% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $9,444.
3	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4	Security value determined using significant unobservable inputs.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $21,993 was received for securities on loan.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of December 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	573,065	92,508	—	665,573
Common Stocks—Other	223,980	5,911,802	—	6,135,782
Preferred Stocks	—	61,298	—	61,298
Temporary Cash Investments	97,681	—	—	97,681
Total	894,726	6,065,608	—	6,960,334
D.  Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Sep. 30, 2025 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Dec. 31, 2025 Market Value ($000)
Vanguard FTSE Developed Markets ETF	62,817	355,963	280,522	4,480	(433)	2,892	—	142,305
Vanguard Market Liquidity Fund	52,712	NA1	NA1	(6)	—	654	—	97,681
Total	115,529	355,963	280,522	4,474	(433)	3,546	—	239,986
1	Not applicable—purchases and sales are for temporary cash investment purposes.